JUNE 30, 2009



Volumetric Fund, Inc.
A No-Load Mutual Fund
----------------------                                           2
Second Quarter
Report 2009
















               Volumetric Fund, Inc.

                     (Logo)
















To our shareholders:

    We are pleased to report that Volumetric Fund's net asset value, NAV, advanced 12.1% in the second quarter, our best quarterly performance since 2003. Similarly, the stock market has also posted its best return since the third quarter of 2003. Our NAV now stands at $12.78, up 3.6% since the beginning of the year. Please also note, as the table below indicates, we have significantly outperformed the market indices since we introduced the 'Volume & Range' system on September 1, 2000.


                           Second	First        Since
                           Quarter      Half         9/1/00*

     Volumetric Fund	   + 12.1%	   + 3.6%      + 4.4%
     S&P 500 Index         + 15.2	   + 1.8      - 39.6
     Dow Jones Ind.	   + 11.0	   - 3.8      - 24.8
     NYSE Comp. Index	   + 18.6	   + 2.6      - 17.5
     NASDAQ	           + 20.0	  + 16.4      - 56.7
     *Introduction of Volume & Range System

    The Volumetric Index, which indicates the value of a hypothetical investment of $10,000 in the Fund on January 1, 1979, with all distributions reinvested, stood at $140,199, as of June 30, 2009. This is equivalent to a 9.04% compounded growth rate since the Fund's inception in 1979.

PORTFOLIO REVIEW

	On June 1, for the first time since the beginning of the year, both the NYSE Composite Index and the S&P 500 Index closed above their 200-day moving average line. To market technicians this means that the stock market has moved into a new bull phase.

    Partially for this reason, we have reduced our cash position during the second quarter, from 28.5%, to 20%, as of June 30, 2009. At one point in mid-June, our cash was as low as 10%, before we increased it to its current level due to a slight market weakening. At this time, we have 65 securities in our portfolio. We have 53 gainers and 12 losers. Our average stock is up 12.2%. The following securities were purchased (28) and sold
(17) during the second quarter:

    Purchases: Abbott Laboratories, Agilent, Bank of America, Carlisle Co., Coca Cola, Entergy, Flowers Foods, Hasbro Inc.,, ITT Industries, Johnson & Johnson, Knight Transport, Mack-Cali Realty, Molson-Coors Brewing,
National Fuel Gas, Norfolk Southern, Overseas Shipholding, Owens & Minor, Parker-Hannifin, Polycom Inc., Roper Industries, Safeway, Sara Lee, Teleflex, Texas Instruments, Toro, United Technologies, Xerox and Yahoo.

    Sales: Dow-Jones Diamond Trust, ETF, HR Block, International Rectifier, Martin Marietta Materials, McCormick, McDonalds, Microchip Technology, Middleby, Praxair, Research in Motion, Sensient Technology, SPDR Gold Trust, Travelers Corporation, Valero Energy, Verisign, VF Corporation and Wal-Mart.

    Among the stocks we sold our two best gainers were: Middleby, with a 68% net gain and Research in Motion, with a 42% net profit.

    The following ten securities had the greatest unrealized appreciation in the Fund's portfolio, as of June 30, 2009:

	                              % of Total
	                     % Gain   Net Assets

1. US Steel	               70.6%    1.75%
2. Dress Barn	               59.4   	2.04
3. Lancaster Colony    	       45.4   	1.79
4. SPDR Financial ETF 	       41.6   	2.77
5. Citrix Systems              37.2     1.29
6. Juniper Networks	       33.6   	1.29
7. EOG Resources	       31.0   	1.27
8. Overseas Shipholding        30.9   	1.34
9. Diamond Offshore	       29.9   	1.34
10. Maxim Integrated Prod.     29.8   	1.31

ANNUAL MEETING

	Volumetric Fund's annual meeting was held on June 11, 2009. All 9 nominated directors were re-elected for their respective terms.
Furthermore, the shareholders approved Briggs, Bunting & Dougherty, LLP, as the Fund's independent registered public accounting firm for year ending December 31, 2009.

OUTLOOK

    We feel confident that the market bottomed out on March 9, 2009, with the Dow being at 6,547. After a strong performance in the second quarter, we now expect the market to consolidate in the third and put on a good finish in the fourth. As we noted in our first quarter report, we anticipate a double digit gain for the Fund by year end. However, we will keep a sharp eye on the market, in case conditions change due to unexpected developments.

    If you wish to add to your Volumetric Fund account, please use the 'Additional Investment' form on the bottom of your account statement. Thank you for your trust and confidence.

     Sincerely,



/s/Gabriel J. Gibs	 /s/ Irene J. Zawitkowski

Gabriel J. Gibs		 Irene J. Zawitkowski
Chairman and CEO 	 President




	      VOLUMETRIC FUND, INC.
	     STATEMENT OF NET ASSETS
 	         June 30, 2009
	          (Unaudited)

Securities: 79.9%*		             MARKET
SHARES	COMPANY	                              VALUE

 	Aerospace/Defense: 4.2%
 3,300	ITT Corp.                  	    $146,850
 3,800	Raytheon	                     168,834
 4,800	Teledyne Technologies**	             157,200
 3,300	United Technologies	             171,468
                                          ----------
		                             644,352
                                          ----------
	Building/Construction: 1.1%
14,000	SPDR Homebuilders ETF	             164,500
                                          ----------

	Chemicals: 1.3%
 4,000	Sigma Aldrich	                     198,240
                                          ----------

	Communications: 3.7%
25,000	Earthlink**	                     185,250
 8,500	Juniper Networks**	             200,600
 9,200	Polycom*	                     186,484
                                          ----------
		                             572,334
                                          ----------

	Computers/Hardware: 1.2%
 1,800	IBM	                             187,956
                                          ----------

	Computers/Software: 1.3%
 6,300	Citrix Systems** 	             200,907
                                          ----------

	Consumer Products: 4.3%
 6,600	Hasbro	                             159,984
 6,300	Lancaster Colony	             277,641
14,500	Nu-Skin	                             221,850
                                          ----------
		                             659,475
                                          ----------

	Drugs: 4.5%
 3,600	Abbott Laboratories	             169,344
10,000	Bristol-Myers Squibb	             203,100
 3,100	Johnson & Johnson	             176,080
10,300	Pfizer	                             154,500
                                          ----------
		                             703,024
                                          ----------

	Electrical/Semiconductor: 3.5%
10,000	Intel	                             165,500
13,000	Maxim Integated Products	     203,970
 8,000	Texas Instruments	             170,400
                                          ----------
  	 	                             539,870
                                          ----------

	Financial Services/Banks: 3.5%
 9,000	Bank of America	                     118,800
36,000	SPDR Financial ETF	             430,200
                                          ----------
		                             549,000
                                          ----------

	Foods/Beverage: 5.3%
 3,500	Coca Cola	                     167,965
 9,100	Conagra	                             173,446
 7,000	Flower Foods	                     152,880
 4,100	Molson-Coors Brewing	             173,553
16,500	Sara Lee	                     161,040
                                          ----------
		                             828,884
                                          ----------

	Indexes: 5.7%
 5,000	Powershares QQQ Trust	             181,900
 3,500	SPDR Standard & Poor 500 Trust	     321,825
20,500	SPDR Technology ETF	             373,305
                                          ----------
		                             877,030
                                          ----------
	Insurance: 1.2%
 5,000	Hanover Insurance Group	             190,550
                                          ----------
	Internet Services: 1.1%
11,000	Yahoo**
                                             172,260
                                          ----------
	Machinery: 5.5%
 5,700 	A.O. Smith	                     185,649
 5,600 	Caterpillar	                     185,024
 3,700 	Parker-Hannifin	                     158,952
 3,600 	Roper	                             163,116
 5,600 	Toro	                             167,440
                                          ----------
   	 	                             860,181
                                          ----------



		                              MARKET
SHARES	COMPANY	                              VALUE
	Materials/Metals: 3.4%
10,000 	SPDR Materials ETF	            $258,000
 7,600 	US Steel	                     271,624
                                          ----------
		                             529,624
                                          ----------

	Medical /Health : 2.5%
 4,300 	McKesson	                     189,200
 4,400 	Owens & Minor	                     192,808
                                          ----------
		                             382,008
                                          ----------

	Misc./Diversified: 3.9%
 5,400 	Carlisle	                     129,816
 2,800 	Danaher**	                     172,872
25,000	Steelcase	                     145,500
 3,600	Teleflex	                     161,388
                                          ----------
		                             609,576
                                          ----------

	Office Equipment:1.0%
23,000	Xerox	                             149,040
                                          ----------

	Oil/Energy: 4.9%
 2,500	Diamond Offshore 	             207,625
 2,900	EOG Resources	                     196,968
 5,000	National Fuel Gas	             180,400
 4,500	XTO Energy	                     171,630
                                          ----------
		                             756,623
                                          ----------

	Precision Instruments: 2.3%
 8,000	Agilent Technologies**	             162,480
 3,300	Becton Coulter	                     188,562
                                          ----------
		                             351,042
                                          ----------

	Publishing: 1.2%
 6,300	McGraw Hill	                     189,693
                                          ----------

 	Railroads: 1.0%
 4,000	Norfolk Southern	             150,680
                                          ----------

	Real Estate: 1.1%
 7,500	Mack-Cali Realty	             171,000
                                          ----------

	Retail: 4.3%
22,100	Dress Barn**	                     316,030
 8,600	Safeway	                             175,182
 7,000	Tiffany	                             177,520
                                          ----------
		                             668,732
                                          ----------

	Transportation: 3.7%
 4,000	C.H. Robinson Worldwide	             208,600
10,000	Knight Transportation	             165,500
 6,100	Overseas Shipholding	             207,644
                                          ----------
		                             581,744
                                          ----------

	Utilities: 3.3%
 5,500	Edison International	             173,030
 2,300	Entergy	                             178,296
 5,000	Public Service Enterprise Group	     163,150
                                          ----------
		                             514,476
                                          ----------
TOTAL COMMON STOCKS:
(COST:	$11,075,992)	                  12,402,801
                                          ----------
CASH EQUIVALENTS & RECEIVABLES: 20.1%
   Cash		                              33,509
   JP Morgan Interest Bearing Deposit Acct 3,193,724
   Dividends and interest receivable	      17,919
                                          ----------
TOTAL CASH EQUIVALENTS/ RECEIVABLES	   3,245,152
                                          ----------
TOTAL ASSETS		                  15,647,953
   Less liabilities: Payable to broker	    (131,246)
                                          ----------
NET ASSETS: 100.0%		         $15,516,707
                                         ===========
VOLUMETRIC SHARES OUTSTANDING		   1,213,925
                                          ----------
NET ASSET VALUE PER SHARE	 	      $12.78
                                          ==========
*   Based on quoted prices in active markets
* * Non-income producing security










                       VOLUMETRIC FUND, INC.
                     STATEMENT OF OPERATIONS
               For Six Months Ended, June 30, 2009
                          (Unaudited)

INVESTMENT INCOME
  Dividends                                                    $ 128,524
  Interest                                                         2,949
                                                              ----------
         TOTAL INVESTMENT INCOME                                 131,473
                                                              ----------
EXPENSES
    Management Fee                                               145,069
                                                              ----------
INVESTMENT INCOME ' NET                                          (13,596)
                                                              ----------
REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS
     Net realized loss on investments                         (1,826,704)
     Unrealized appreciation of inve stments
         Beginning of year             ($1,016,670)
         End of period                   1,293,848
     Increase in unrealized appreciation                       2,310,518
                                                              ----------
NET GAIN ON INVESTMENTS                                          483,814
                                                              ----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                    $470,218
                                                              ==========



                           VOLUMETRIC FUND, INC.
                   STATEMENT OF CHANGES IN NET ASSETS
                   For Six Months Ended, June 30, 2009
                               (Unaudited)

CHANGES RESULTING FROM OPERATIONS
   Investment income - Net                                     $ (13,596)
   Net realized loss on investments                           (1,826,704)
   Increase in unrealized appreciation                         2,310,518
                                                              ----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                     470,218
                                                              ----------
CAPITAL SHARE TRANSACTIONS
   Shares purchased                                               89,789
   Shares redeemed                                              (959,543)
                                                              ----------
NET DECREASE FROM CAPITAL
SHARE TRANSACTIONS                                              (849,774)
                                                              ----------
NET DECREASE IN NET ASSETS                                      (379,556)
NET ASSETS
  Beginning of year                                           15,896,263
                                                              ----------
  End of period                                              $15,516,707
                                                              ==========







                          FINANCIAL HIGHLIGHTS
             (For a share outstanding throughout the period.)
                      (Six months ended June 30, 2009)
                             (Unaudited)

Per share data
Net asset value, December 31, 2008                              $ 12.34
Income from investment operations:
   Investment income - Net                                        (0.01)
   Net realized and unrealized gain on
       Investments	                                           0.45
                                                              ----------
Total from investment operations                                   0.44
                                                              ----------
Net asset value, June 30, 2009	                                $ 12.78
                                                              ----------
Total return*                                                     3.57%
                                                              ----------

Ratios and supplemental data:
Net assets, end of period (in thousands)                      $ 15,517
Ratio of expenses to average net assets**                         1.95  %
Ratio of net inv. inc. to average net assets*                    (0.09) %
Portfolio turnover rate*			                   125  %

    * Not Annualized            ** Annualized








Volumetric Fund, Inc.
----------------------
87 Violet Drive
Pearl River, New York 10965
Tel: 845-623-7637
800-541-FUND
www.volumetric.com

Investment Adviser and
----------------------
Transfer Agent
----------------------

Volumetric Advisers, Inc.
Pearl River, New York

Custodian
----------------------

J.P. Morgan Chase
New York, New York

Independent Auditors
----------------------
Briggs, Bunting & Dougherty, LLP
Philadelphia, Pennsylvania

Board of Directors
----------------------
William P. Behrens
Gabriel J. Gibs, Chairman
Joseph Haupl
Raymond T. Mundy
Stephen Samitt
Allan A. Samuels
David L. Seidenberg
Raymond W. Sheridan
Irene J. Zawitkowski

Officers
----------------------

Gabriel J. Gibs
   Chief Executive Officer, Portfolio Co-Manager
Irene J. Zawitkowski
    President, Portfolio Co-Manager
Jeffrey M. Gibs
    Vice President, Chief Compliance Officer